DUE FROM FACTOR (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Outstanding receivables:
Without recourse, Current	$ 787,542	$ 1,680,042	$ 579,295
With recourse, Current	50,979	65,411	361,584
Advances		118,521	121,617
Credits due customers, Current	(10,142)	(354,282)	(77,208)
Due from factor	$ 438,142	$ 839,400	$ 985,288